Net Income Per Share - Calculation of Net Income Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net income attributed to ordinary shareholders for computing net income per ordinary share-basic and diluted | ¥	¥ 2,970,890			¥ 2,815,775	¥ 2,148,098
Denominator for computing net income per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	415,316,627			407,009,875	394,549,323
Denominator for computing net income per share-diluted:
Weighted average shares outstanding used in computing net income per ordinary share-diluted	451,206,091	[1]		433,083,643	415,265,078
Net income per ordinary share attributable to Momo Inc. - basic | (per share)	¥ 7.15		$ 1.03	¥ 6.92	¥ 5.44
Net income per ordinary share attributable to Momo Inc. - diluted | (per share)	¥ 6.76		$ 0.97	¥ 6.59	¥ 5.17

[1]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2016, an incremental weighted average number of 7,155,060 nonvested restricted shares and an incremental weighted average number of 22,550,182 ordinary shares from the assumed exercise of share options and vesting of RSUs using the treasury stock method were included.